Accounts Payable and Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Components of Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable, accrued payroll and related expenses		$ 269	$ 32
Client deposits		50	48
Interest expense on loan credit agreement		21
Other accrued liabilities		23	11
Accounts payable and accrued liabilities	$ 1,559	$ 363	$ 91